Investment Securities - Amortized Cost and Fair Value of Investment Securities Portfolio Expected Maturity (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due from one to five years, Available for sale, Amortized Cost	$ 52,326	$ 35,221
Due from five to ten years, Available for sale, Amortized Cost	27,958	26,321
Due from ten years and greater, Available for sale, Amortized Cost	4,041	4,045
Available for sale, Amortized Cost	84,325	65,587	$ 39,730
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due from one to five years, Available for sale, Fair Value	51,530	34,825
Due from five to ten years, Available for sale, Fair Value	27,333	26,102
Due from ten years and greater, Available for sale, Fair Value	3,985	4,030
Available for sale, Fair value	82,848	64,957	39,277
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount [Abstract]
Due from one to five years, Held to Maturity, Amortized Cost	2,780	2,780
Due from five to ten years, Held to Maturity, Amortized Cost	2,397	2,404
Due from ten years and greater, Held to Maturity, Amortized Cost	4,821	4,825
Held to maturity, Amortized Cost	9,998	10,009	6,214
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due from one to five years, Held to Maturity, Fair Value	2,865	2,897
Due from five to ten years, Held to Maturity, Fair Value	2,481	2,521
Due from ten years and greater, Held to Maturity, Fair Value	4,674	4,832
Securities held to maturity, fair value	$ 10,020	$ 10,250	$ 6,553